Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2023
Securitizations and Variable Interest Entities [Abstract]
Fair value of retained interests

	Billions of yen
	March 31, 2022
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥124	¥—	¥124	¥124	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	7	7	2	5

Total	¥—	¥124	¥7	¥131	¥126	¥5

	Billions of yen
	March 31, 2023
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥161	¥—	¥161	¥161	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	7	7	2	5

Total	¥—	¥161	¥7	¥168	¥163	¥5

Type and carrying value of financial assets

	Billions of yen
	March 31
	2022	2023
Assets
Trading assets
Japanese government securities	¥—	¥1
Loans for trading purposes	19	25
Loans receivable	203	328

Total	¥222	¥354

Liabilities
Long-term borrowings	¥222	¥354

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31
	2022	2023
Consolidated VIE assets
Cash and cash equivalents	¥62	¥23
Trading assets
Equities	555	491
Debt securities	443	491
CMBS and RMBS	21	27
Derivatives	1	0
Private equity and debt investments	4	35
Office buildings, land, equipment and facilities	10	49
Other	115	78

Total	¥1,211	¥1,194

Consolidated VIE liabilities
Trading liabilities
Derivatives	0	0
Borrowings
Short-term borrowings	95	94
Long-term borrowings	797	793
Other	6	5

Total	¥898	¥892

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2022
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥26	¥—	¥26
Debt securities	61	—	61
CMBS and RMBS	1,432	—	1,432
Investment trust funds and other	191	—	191
Private equity and debt investments	22	—	22
Loans	940	—	940
Other	10	—	10
Commitments to extend credit and other guarantees	—	—	256

Total	¥2,682	¥—	¥2,938

	Billions of yen
	March 31, 2023
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥18	¥—	¥18
Debt securities	64	—	64
CMBS and RMBS	3,376	—	3,376
Investment trust funds and other	164	—	164
Private equity and debt investments	21	—	21
Loans	936	—	936
Other	3	—	3
Commitments to extend credit and other guarantees	—	—	196

Total	¥4,582	¥—	¥4,778